Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Current taxes	$ 829	$ 766	$ 914
Deferred taxes	(181)	(57)	(132)
Taxes on income	648	709	782
Domestic	(70)	(113)	201
Foreign	718	822	581
Taxes on income	$ 648	$ 709	$ 782